Digital Assets - Schedule of digital assets held (Details)	Dec. 31, 2025 HKD ($) bitcoin	Dec. 31, 2025 USD ($) bitcoin	Dec. 31, 2024 HKD ($) bitcoin
Digital assets
Crypto Asset, Activity [Line Items]
Cost Basis	$ 3,302,274,909	$ 424,276,966	$ 0
Fair Value	$ 3,408,761,206	$ 437,958,347	$ 0
Bitcoin
Crypto Asset, Activity [Line Items]
Units	340	340	0
Cost Basis	$ 244,183,314	$ 31,372,723	$ 0
Fair Value	$ 232,751,003	$ 29,903,897	$ 0
Bitcoin Cash
Crypto Asset, Activity [Line Items]
Units	391,702	391,702	0
Cost Basis	$ 1,703,106,631	$ 218,815,494	$ 0
Fair Value	$ 1,821,134,280	$ 233,979,710	$ 0
Binance Coin
Crypto Asset, Activity [Line Items]
Units	569	569	0
Cost Basis	$ 3,921,556	$ 503,842	$ 0
Fair Value	$ 3,833,787	$ 492,566	$ 0
Tether
Crypto Asset, Activity [Line Items]
Units	173,209,209	173,209,209	0
Cost Basis	$ 1,351,031,831	$ 173,580,850	$ 0
Fair Value	$ 1,351,010,850	$ 173,578,154	$ 0
Digital asset holdings that are not individually significant
Crypto Asset, Activity [Line Items]
Units	550	550	0
Cost Basis	$ 31,577	$ 4,057	$ 0
Fair Value	$ 31,286	$ 4,020	$ 0